Income Tax Expense/(Credit)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Income Tax Expense/(Credit)
9.	INCOME TAX EXPENSE/(CREDIT)
Hong Kong profits tax has been provided at the rate of 16.5% (2019: 16.5%; 2018: 16.5%) on the estimated assessable profits arising in Hong Kong:

		For the year ended December 31,
	Note	2018	2019	2020
		HK$	HK$	HK$
Hong Kong profits tax

Charge for the year		43,127,820	69,585,469	96,708,600
Overprovision in prior year		(2,359,495)	—	(143,606)
Deferred tax	3, 23	33,148,500	79,556,400	(242,913,577)
The People’s Republic of China withholding tax c harge for the year		9,922,772	9,207,649	8,807,816

		83,839,597	158,349,518	(137,540,767)

On March
 21,
2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered
profits tax rates regime. The Bill was signed into law on March
 28,
2018 and was gazetted on the following day. Under the
two-tiered
profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered
profits tax rates regime will continue to be taxed at a flat rate of 16.5%.
The directors of the Company considered the amount involved upon implementation of the two-tiered
profits tax rates regime as insignificant to the consolidated financial statements. Hong Kong Profits Tax is calculated at 16.5% of the estimated assessable profit for the year ended December 31, 2018 and 2019. For the year ended December 31, 2020, the Hong Kong Profits Tax of the qualifying group entity is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million.

A reconciliation of tax expense/(credit) and profit before tax at the Hong Kong statutory tax rate in which the Group’s major operating subsidiaries are domiciled is as follows:

	For the year ended December 31,
	2018	2019	2020
	HK$	HK$	HK$

Profit before tax	608,965,226	989,253,972	1,001,420,217

Tax at statutory tax rate of 16.5%	100,479,262	163,226,906	165,234,336
Tax effect of two-tiered profit tax rate	—	—	(165,000)
Tax effect of non-taxable income	(25,554,680)	(23,255,305)	(79,190,106)
Tax effect of non-deductible expenses	1,355,050	8,952,076	10,887,971
Tax effect of unrecognised temporary difference	16,553	223,434	(25,011)
Reversal of deferred tax liability	—	—	(242,913,577)
Tax effect of tax loss not recognised	10,797	24,541	—
Overprovision in prior year	(2,359,495)	—	(143,606)
Utilization of tax losses previously not recognised	(30,662)	(29,783)	(33,590)
Withholding tax on the dividend income	9,922,772	9,207,649	8,807,816

Income tax expense/(credit)	83,839,597	158,349,518	(137,540,767)